Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2019	May 31, 2019	May 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	20,000,000	20,000,000	20,000,000
Common stock, issued	7,858,975	7,003,975	2,252,743
Common stock, outstanding	7,858,975	7,003,975	2,252,743
Common stock subject to possible redemption, par value		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares		0	4,560,757